UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Imperium Advisors, LLC
Address: One Tampa City Center
         Suite 2505
         Tampa Bay, Florida  33602

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen R. Goldfield
Title:     Manager
Phone:     813.221.4600

Signature, Place, and Date of Signing:

     Stephen R. Goldfield     Tampa Bay, Florida     May 16, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $399,337 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RES INC                    COM              001204106      555    15900 SH       SOLE                    15900
ARCH COAL INC                  COM              039380100     3548    82500 SH       SOLE                    82500
AVISTA CORP                    COM              05379B107     6767   386700 SH       SOLE                   386700
BAKER HUGHES INC               COM              057224107     6344   142600 SH       SOLE                   142600
BRIGHAM EXPLORATION CO         COM              109178103    10993  1190959 SH       SOLE                  1190959
CABOT OIL & GAS CORP           COM              127097103     4379    79400 SH       SOLE                    79400
CAPSTONE TURBINE CORP          COM              14067D102      628   405150 SH       SOLE                   405150
CASCADE NAT GAS CORP           COM              147339105      910    45600 SH       SOLE                    45600
CINERGY CORP                   COM              172474108      847    20900 SH       SOLE                    20900
CMS ENERGY CORP                COM              125896100     1630   125000 SH       SOLE                   125000
CONSOLIDATED EDISON INC        COM              209115104     9381   222400 SH       SOLE                   222400
CONSTELLATION ENERGY GROUP I   COM              210371100    26103   502100 SH       SOLE                   502100
DAWSON GEOPHYSICAL CO          COM              239359102     9129   377245 SH       SOLE                   377245
ENCORE ACQUISITION CO          COM              29255W100     1772    42900 SH       SOLE                    42900
ENDEAVOUR INTL CORP            COM              29259G101     9259  2652900 SH       SOLE                  2652900
ENERGYSOUTH INC                COM              292970100     2047    71227 SH       SOLE                    71227
EQUITABLE RES INC              COM              294549100    11402   198500 SH       SOLE                   198500
FUEL-TECH N V                  COM              359523107      337    56973 SH       SOLE                    56973
GIANT INDS INC                 COM              374508109     5012   195000 SH       SOLE                   195000
GOLAR LNG LTD BERMUDA          SHS              G9456A100     1161    91081 SH       SOLE                    91081
GREY WOLF INC                  COM              397888108    31729  4822000 SH       SOLE                  4822000
HARVEST NATURAL RESOURCES IN   COM              41754V103    20602  1732700 SH       SOLE                  1732700
INFINITY INC                   COM PAR $.0001   45663L403     3561   356052 SH       SOLE                   356052
INTEROIL CORP                  COM              460951106    26203   749500 SH       SOLE                   749500
JACOBS ENGR GROUP INC DEL      COM              469814107     1298    25000 SH       SOLE                    25000
KCS ENERGY INC                 COM              482434206     1124    73200 SH       SOLE                    73200
MATRIX SVC CO                  COM              576853105      577   132734 SH       SOLE                   132734
MCMORAN EXPLORATION CO         COM              582411104    19270   958700 SH       SOLE                   958700
MISSION RESOURCES CORP         COM              605109107     1844   260413 SH       SOLE                   260413
NATIONAL OILWELL VARCO INC     COM              637071101     7491   160400 SH       SOLE                   160400
NEW JERSEY RES                 COM              646025106     5967   136400 SH       SOLE                   136400
NORTHEAST UTILS                COM              664397106     3203   166200 SH       SOLE                   166200
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101    11926   310000 SH       SOLE                   310000
PPL CORP                       COM              69351T106      239     4300 SH       SOLE                     4300
PRIDE INTL INC DEL             COM              74153Q102    21288   857000 SH       SOLE                   857000
QUESTAR CORP                   COM              748356102    12911   217900 SH       SOLE                   217900
RANGE RES CORP                 COM              75281A109     6179   264500 SH       SOLE                   264500
ROWAN COS INC                  COM              779382100    24435   816400 SH       SOLE                   816400
SOUTHERN UN CO NEW             COM              844030106    12480   497018 SH       SOLE                   497018
SOUTHWEST GAS CORP             COM              844895102     4245   175700 SH       SOLE                   175700
STONE ENERGY CORP              COM              861642106     3910    80500 SH       SOLE                    80500
TALISMAN ENERGY INC            COM              87425E103     3842   112500 SH       SOLE                   112500
TESCO CORP                     COM              88157K101     4168   360200 SH       SOLE                   360200
TETRA TECHNOLOGIES INC DEL     COM              88162F105     1226    43100 SH       SOLE                    43100
TODCO                          CL A             88889T107    20367   788200 SH       SOLE                   788200
VINTAGE PETE INC               COM              927460105     1150    36500 SH       SOLE                    36500
WASHINGTON GROUP INTL INC      COM NEW          938862208     7350   163371 SH       SOLE                   163371
WILLBROS GROUP INC             COM              969199108    27597  1366200 SH       SOLE                  1366200
XCEL ENERGY INC                COM              98389B100      951    54800 SH       SOLE                    54800